DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of maturities for long-term debt

2023	$–
2024	–
2025	–
2026	–
2027	1,420
Thereafter	148,580
Total long-term debt	$150,000

Schedule of fair value hierarchy

Description	Level	December 31, 2022	December 31, 2021
Warrant Liability – Public Warrants	1	$750,000	$2,398,500
Warrant Liability – Private Placement Warrants	3	$375,000	$2,398,500

Schedule of fair value assumptions

	December 31, 2022	December 31, 2021
Risk-free interest rate	3.97%	1.14%
Expected volatility	67.1%	12.3%
Exercise price	$11.50	$11.50
Stock Price	$1.53	$10.00

Schedule of changes in fair value of warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$10,350,000	$10,350,000	$20,700,000
Change in valuation inputs	(7,951,500)	(7,951,500)	(15,903,000)
Fair value as of December 31, 2021	2,398,500	2,398,500	4,797,000
Change in valuation inputs	(2,023,500)	(1,648,500)	(3,672,000)
Fair value as of December 31, 2022	$375,000	$750,000	$1,125,000